Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000165348
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Allocation Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 53,752,121
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$53,752,121
Total number of portfolio holdings	16
Period portfolio turnover rate	26%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	61.5%
Exchange Traded Funds - Debt Funds	37.6%
Short-Term Investments	0.9%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

C000165349
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Allocation Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 53,752,121
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$53,752,121
Total number of portfolio holdings	16
Period portfolio turnover rate	26%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	61.5%
Exchange Traded Funds - Debt Funds	37.6%
Short-Term Investments	0.9%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

C000165363
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Core Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 632,400,981
Holdings Count | Holding	226
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$632,400,981
Total number of portfolio holdings	226
Period portfolio turnover rate	49%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	31.6%
Common Stocks - Communications	16.6%
Common Stocks - Consumer, Non-cyclical	14.4%
Common Stocks - Financial	13.8%
Common Stocks - Consumer, Cyclical	9.3%
Common Stocks - Other	12.7%
Short-Term Investments	1.5%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

C000165364
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Core Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 632,400,981
Holdings Count | Holding	226
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$632,400,981
Total number of portfolio holdings	226
Period portfolio turnover rate	49%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	31.6%
Common Stocks - Communications	16.6%
Common Stocks - Consumer, Non-cyclical	14.4%
Common Stocks - Financial	13.8%
Common Stocks - Consumer, Cyclical	9.3%
Common Stocks - Other	12.7%
Short-Term Investments	1.5%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

C000165366
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 98,884,548
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$98,884,548
Total number of portfolio holdings	109
Period portfolio turnover rate	65%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	48.4%
Common Stocks - Communications	22.1%
Common Stocks - Consumer, Cyclical	8.5%
Common Stocks - Consumer, Non-cyclical	8.4%
Common Stocks - Financial	5.4%
Common Stocks - Other	5.4%
Short-Term Investments	1.8%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

C000165367
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Growth Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 98,884,548
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$98,884,548
Total number of portfolio holdings	109
Period portfolio turnover rate	65%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	48.4%
Common Stocks - Communications	22.1%
Common Stocks - Consumer, Cyclical	8.5%
Common Stocks - Consumer, Non-cyclical	8.4%
Common Stocks - Financial	5.4%
Common Stocks - Other	5.4%
Short-Term Investments	1.8%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

C000165369
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined International Core Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 140,085,118
Holdings Count | Holding	602
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$140,085,118
Total number of portfolio holdings	602
Period portfolio turnover rate	31%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
United States	19.0%
Japan	13.8%
China	8.3%
Canada	8.2%
United Kingdom	7.7%
Germany	6.5%
France	6.1%
Australia	3.9%
Other Country	25.2%
Other Assets Less Liabilities - Net	1.3%
Total	100.0%

C000165370
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined International Core Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$56	1.04%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 140,085,118
Holdings Count | Holding	602
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$140,085,118
Total number of portfolio holdings	602
Period portfolio turnover rate	31%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
United States	19.0%
Japan	13.8%
China	8.3%
Canada	8.2%
United Kingdom	7.7%
Germany	6.5%
France	6.1%
Australia	3.9%
Other Country	25.2%
Other Assets Less Liabilities - Net	1.3%
Total	100.0%

C000165372
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 275,974,579
Holdings Count | Holding	294
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$275,974,579
Total number of portfolio holdings	294
Period portfolio turnover rate	65%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	21.6%
Common Stocks - Consumer, Non-cyclical	21.3%
Common Stocks - Consumer, Cyclical	20.0%
Common Stocks - Industrial	14.1%
Common Stocks - Communications	8.4%
Common Stocks - Other	13.2%
Short-Term Investments	0.3%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	1.1%
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

C000165373
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 275,974,579
Holdings Count | Holding	294
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$275,974,579
Total number of portfolio holdings	294
Period portfolio turnover rate	65%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	21.6%
Common Stocks - Consumer, Non-cyclical	21.3%
Common Stocks - Consumer, Cyclical	20.0%
Common Stocks - Industrial	14.1%
Common Stocks - Communications	8.4%
Common Stocks - Other	13.2%
Short-Term Investments	0.3%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	1.1%
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

C000165381
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 221,402,428
Holdings Count | Holding	292
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$221,402,428
Total number of portfolio holdings	292
Period portfolio turnover rate	59%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Financial	24.1%
Common Stocks - Consumer, Non-cyclical	20.0%
Common Stocks - Industrial	13.5%
Common Stocks - Communications	12.4%
Common Stocks - Consumer, Cyclical	9.4%
Common Stocks - Other	19.1%
Short-Term Investments	1.3%
Other Assets Less Liabilities - Net	0.2%
Total	100.0%

C000165382
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Value Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 221,402,428
Holdings Count | Holding	292
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$221,402,428
Total number of portfolio holdings	292
Period portfolio turnover rate	59%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Financial	24.1%
Common Stocks - Consumer, Non-cyclical	20.0%
Common Stocks - Industrial	13.5%
Common Stocks - Communications	12.4%
Common Stocks - Consumer, Cyclical	9.4%
Common Stocks - Other	19.1%
Short-Term Investments	1.3%
Other Assets Less Liabilities - Net	0.2%
Total	100.0%

C000165384
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock High Yield Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 44,664,365
Holdings Count | Holding	313
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$44,664,365
Total number of portfolio holdings	313
Period portfolio turnover rate	41%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	22.8%
Corporate Bonds and Notes - Energy	15.8%
Corporate Bonds and Notes - Communications	15.2%
Corporate Bonds and Notes - Consumer, Cyclical	14.8%
Corporate Bonds and Notes - Consumer, Non-cyclical	10.7%
Corporate Bonds and Notes - Other	17.4%
Short-Term Investments	2.3%
Other Assets Less Liabilities - Net	1.0%
Total	100.0%

C000165385
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock High Yield Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 44,664,365
Holdings Count | Holding	313
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$44,664,365
Total number of portfolio holdings	313
Period portfolio turnover rate	41%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	22.8%
Corporate Bonds and Notes - Energy	15.8%
Corporate Bonds and Notes - Communications	15.2%
Corporate Bonds and Notes - Consumer, Cyclical	14.8%
Corporate Bonds and Notes - Consumer, Non-cyclical	10.7%
Corporate Bonds and Notes - Other	17.4%
Short-Term Investments	2.3%
Other Assets Less Liabilities - Net	1.0%
Total	100.0%

C000165351
Shareholder Report [Line Items]
Fund Name	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Goldman Sachs Core Fixed Income Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.
Additional Information Phone Number	1(877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 56,036,645
Holdings Count | Holding	393
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$56,036,645
Total number of portfolio holdings	393
Period portfolio turnover rate	34%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes	34.6%
Agency Mortgage Backed Securities	29.9%
Asset Backed and Commercial Backed Securities	20.4%
U.S. Treasury Securities and Agency Bonds	15.4%
Short-Term Investments	1.5%
Sovereign Debts	1.1%
Municipal Bonds	1.0%
Other Assets Less Liabilities - Net	(3.9)%
Total	100.0%